Acquisitions, Acquisition of Interset Software Inc (Details) - USD ($) $ in Millions		Feb. 15, 2019	Oct. 31, 2019	Oct. 31, 2018
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill			$ 26.8	$ 4,863.9
Consideration			89.0	6,530.9
Consideration satisfied by [Abstract]
Cash			89.0	16.7
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			0.9	(2,490.8)
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets			61.3	$ 4,157.7
Interset Software Inc. [Member]
Acquisition [Abstract]
Consideration payment on completion		$ 85.0
Carrying value of assets		5.5
Carrying value of liability		4.6
Goodwill reduced due to provisional fair value adjustment		(7.4)
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		61.2
Property, plant and equipment		0.3
Other non-current assets		0.2
Trade and other receivables		3.8
Cash and cash equivalents		1.2
Trade and other payables		(1.5)
Finance leases obligations - short term		(0.1)
Provisions - short-term		(0.7)
Deferred income - short-term		(2.0)
Deferred income - long-term		(0.2)
Net (liabilities)/assets		62.2
Goodwill		26.8	26.8
Consideration		89.0	89.0
Consideration satisfied by [Abstract]
Cash		89.0	89.0
Interset Software Inc. [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		44.5
Interset Software Inc. [Member] | Trade Names [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		4.2
Interset Software Inc. [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		12.5
Interset Software Inc. [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets		0.0
Property, plant and equipment		0.3
Other non-current assets		0.2
Trade and other receivables		3.8
Cash and cash equivalents		1.2
Trade and other payables		(1.5)
Finance leases obligations - short term		(0.1)
Provisions - short-term		(0.7)
Deferred income - short-term		(2.1)
Deferred income - long-term		(0.2)
Net (liabilities)/assets		0.9	0.9
Interset Software Inc. [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets	[1]	61.2
Property, plant and equipment		0.0
Other non-current assets		0.0
Trade and other receivables		0.0
Cash and cash equivalents		0.0
Trade and other payables		0.0
Finance leases obligations - short term		0.0
Provisions - short-term		0.0
Deferred income - short-term	[2]	0.1
Deferred income - long-term	[2]	0.0
Net (liabilities)/assets		$ 61.3	$ 61.3

[1]	1 Purchased intangible assets of $61.2m ($44.5m Technology, $4.2m Trade names, $12.5m Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.
[2]	Deferred income has been valued taking account of the remaining performance obligations.